[GRAPHIC]
                        PBHG Insurance Series Fund, Inc.
                        Annual Report December 31, 2000





                       O PBHG Large Cap Growth Portfolio

[GRAPHIC] PBHG Insurance Series Fund, Inc.
          ----------------------------------------------------------------------
          PBHG Large Cap Growth Portfolio

Dear Shareholder:

The year 2000 was a difficult one for growth stocks, as investors adopted more defensive positions in the wake of the market's acute volatility and uncertainty. Against this backdrop, we are pleased to report that that the PBHG Large Cap Growth Portfolio declined just 1.48% in the twelve months ended December 31, 2000, outperforming its benchmark, the S&P 500 Index, which declined 9.09% for the same period.

Performance Discussion

During the first half of the year, investors continued to favor technology stocks above all others. However, new dynamics emerged in mid-March as investors refocused their attention on valuations and the stock market began a roller coaster ride that continued through year-end. The market experienced a number of sharp revisions in valuations with the technology sector affected most dramatically. Within the technology sector, concerns mounted over declining capital expenditures in the telecommunications industry (especially optical infrastructure companies), due to financial weakness among customers. Forecasts for deceleration in top line growth of many technology stock leaders put additional pressure on the sector. As many well-known companies announced they would not meet or exceed Wall Street's aggressive sales projections, the market shuddered. In the second half, attention turned to the rapidly slowing economy. By the fourth quarter, most market participants were wondering whether the Federal Reserve would react quickly enough with a reduction in interest rates to moderate the slowdown. With a more difficult economic landscape surrounding companies, Wall Street analysts dropped their earnings forecasts dramatically throughout the period. The presidential election acted as a final catalyst to set a market correction in motion. Defensive sectors, including health care and utilities, fared well in this environment as investors sought more economically insensitive stocks.

Our investment discipline focuses on companies that are growing their revenues very fast and that we believe have the opportunity to surprise positively on this metric. Sales forecasts for these companies were forced down quickly and dramatically across all growth industry segments during the year. We endeavored to hold companies with strong fundamentals and attractive growth potential. The Portfolio benefited from its diversification among several sectors. Pharmaceutical companies contributed stable growth, while health care, biotechs, and business services also held up well. Performance was also positively impacted by exposure to financial companies, which saw their stocks rise against a more favorable interest rate backdrop. Technology had the greatest negative impact on performance, driven by capital expenditure estimate slowdowns and inventory build-up among customers of the telecommunications equipment sub-sector.

Looking Forward

We believe Chairman Greenspan will have to cut interest rates at least twice and possibly three times in the first half of 2001 to keep the economy from derailing. This may return a measure of investor confidence as the Fed commits to a period of monetary easing. The economy should regain momentum as corporate and consumer expenditures pick up, the result of lower borrowing costs. An increase in mortgage refinancing will provide many families with lower average monthly payments. In addition, the possibility of tax cuts initiated by the new Bush administration could return additional spending money to consumers' pockets. Unfortunately, negative earnings pre-announcements and further estimate reductions may continue to rattle investors during the first few weeks of January as business momentum continues to slow. When the economy stabilizes and earnings come back in line with expectations, the market should be poised to begin another advance.

In our opinion, technology companies still represent the fastest growing and most dynamic businesses over the long term. The Nasdaq's sharp correction provides an attractive entry point for long-term investors, as many technology stocks are now lower priced. To offset the near-term volatility expected in the first half of the new year, we will also seek to invest in some less economically sensitive companies.

Thank you for your continued participation in the PBHG Large Cap Growth
Portfolio.

Sincerely,


/s/ Michale S. Sutton


Michael S. Sutton, CFA
Portfolio Manager

                                       1
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[GRAPHIC] PBHG Insurance Series Fund, Inc.
          ----------------------------------------------------------------------
          PBHG Large Cap Growth Portfolio



------------------------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURN(1) AS OF DECEMBER 31, 2000

------------------------------------------------------------------------------------------------

                                                                 Annualized       Annualized
                                                  One Year       Three Year      Inception to
                                                   Return          Return            Date(2)
------------------------------------------------------------------------------------------------

PBHG Large Cap Growth Portfolio                    (1.48)%         28.59%           28.51%
------------------------------------------------------------------------------------------------


        Comparison of Change in the Value of a $10,000 Investment in the
            PBHG Large Cap Growth Portfolio versus the S&P 500 Index
                 and the Lipper Multi-Cap Growth Funds Average



[GRAPH OMITTED]
PLOT POINTS FOLLOWS


                   Large Cap Growth                     S&P 500                         Lipper Multi-Cap Growth
                       Portfolio                        Index                            Funds Classification
4/30/95               $10,000                          $10,000                                   $10,000
5/31/97               $10,500                          $10,608                                   $10,985
6/30/97               $10,780                          $11,083                                   $11,395
7/31/97               $11,790                          $11,965                                   $12,427
8/31/97               $11,430                          $11,295                                   $12,241
9/30/97               $11,960                          $11,914                                   $13,061
10/31/97              $11,520                          $11,516                                   $12,447
11/30/97              $11,420                          $12,049                                   $12,430
12/31/97              $11,820                          $12,255                                   $12,519
1/31/98               $11,730                          $12,391                                   $12,453
2/28/98               $12,960                          $13,284                                   $13,512
3/31/98               $13,510                          $13,964                                   $14,180
4/30/98               $13,600                          $14,104                                   $14,343
5/31/98               $13,140                          $13,862                                   $13,692
6/30/98               $14,110                          $14,425                                   $14,396
7/31/98               $14,020                          $14,272                                   $13,867
8/31/98               $11,690                          $12,211                                   $11,343
9/30/98               $12,530                          $12,993                                   $12,230
10/31/98              $12,750                          $14,050                                   $12,857
11/30/98              $13,540                          $14,901                                   $13,857
12/31/98              $15,440                          $15,760                                   $15,498
1/31/99               $16,070                          $16,419                                   $16,370
2/28/99               $15,190                          $15,909                                   $15,394
3/31/99               $16,160                          $16,545                                   $16,480
4/30/99               $16,120                          $17,186                                   $16,986
5/31/99               $15,460                          $16,780                                   $16,727
6/30/99               $16,540                          $17,712                                   $17,975
7/31/99               $16,010                          $17,159                                   $17,659
8/31/99               $16,140                          $17,073                                   $17,753
9/30/99               $16,420                          $16,605                                   $17,859
10/31/99              $17,930                          $17,656                                   $19,282
11/30/99              $20,120                          $18,015                                   $21,251
12/31/99              $25,510                          $19,076                                   $25,134
1/31/2000             $26,030                          $18,118                                   $24,684
2/29/2000             $32,400                          $17,775                                   $29,455
3/31/2000             $31,320                          $19,514                                   $28,975
4/30/2000             $27,910                          $18,926                                   $26,362
5/31/2000             $25,420                          $18,538                                   $24,472
6/30/2000             $30,080                          $18,995                                   $27,300
7/31/2000             $30,040                          $18,698                                   $26,498
8/31/2000             $33,960                          $19,860                                   $29,566
9/30/2000             $32,364                          $18,811                                   $28,280
10/31/2000            $29,128                          $18,732                                   $26,264
11/30/2000            $24,376                          $17,255                                   $21,796
12/31/2000            $25,133                          $17,339                                   $22,533




1 Performance is historical and not indicative of future results. The favorable returns experienced by the technology sector in 1999 and the first half of 2000 involved accepting the volatility and risk inherent in that sector and that those returns cannot be consistently achieved. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2    The PBHG Large Cap Growth Portfolio commenced operations on April 30, 1997.

3 The Standard & Poor's ("S&P") 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance.

4 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIALS.]


               [Graph of Sector Weightings - at December 31, 2000]

Cash 11%
Consumer Cyclical 6%
Consumer Non-Cyclical 3%
Financial 16%
Health Care 20%
Industrial 13%
Services 9%
Technology 17%
Utilities 5%


                      Top Ten Holdings - December 31, 2000

Safeway                                           2.61%
Tyco International Limited                        2.56%
Freddie Mac                                       2.49%
Pfizer                                            2.36%
Citigroup                                         2.35%
Juniper Networks                                  2.13%
Calpine                                           2.08%
Forest Labs                                       1.99%
Corning                                           1.97%
AES                                               1.93%
-------------------------------------------------------
% of Total Portfolio Investments                 22.47%

[GRAPHIC] PBHG Insurance Series Fund, Inc.
          ----------------------------------------------------------------------
          PBHG Large Cap Growth Portfolio


STATEMENT OF NET ASSETS
As of December 31, 2000
--------------------------------------------------------------------------------
                                                                        Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
Common Stock -- 94.6%
Consumer Cyclical -- 6.7%
Audio/Video Products -- 1.6%
Polycom*                                                   35,400         $1,139
                                                                          ------
                                                                           1,139
--------------------------------------------------------------------------------
Multimedia -- 1.3%
Gemstar -TV Guide International*                           20,100            927
                                                                          ------
                                                                             927
--------------------------------------------------------------------------------
Retail-Bedding -- 0.9%
Bed Bath & Beyond*                                         30,800            689
                                                                          ------
                                                                             689
--------------------------------------------------------------------------------
Retail-Regional Department Store -- 0.8%

Kohl's*                                                     8,900            543
                                                                          ------
                                                                             543
--------------------------------------------------------------------------------
Retail-Restaurants -- 1.1%
Brinker International*                                     18,500            782
                                                                          ------
                                                                             782
--------------------------------------------------------------------------------
Television -- 1.0%
Univision Communications*                                  18,400            753
                                                                          ------
                                                                             753
                                                                          ------
Total Consumer Cyclical (Cost $5,050)                                      4,833
                                                                          ------
--------------------------------------------------------------------------------
Consumer Non-Cyclical -- 2.8%
Food-Retail -- 2.8%
Safeway*                                                   32,400          2,025
                                                                          ------
                                                                           2,025
                                                                          ------
Total Consumer Non-Cyclical (Cost $1,676)                                  2,025
                                                                          ------
--------------------------------------------------------------------------------
Financial -- 16.5%

Commercial Banks-Western U.S. -- 1.4%
Zions Bancorporation                                       16,200          1,011
                                                                          ------
                                                                           1,011
--------------------------------------------------------------------------------
Diversified Financial Services -- 2.5%
Citigroup                                                  35,700          1,823
                                                                          ------
                                                                           1,823
--------------------------------------------------------------------------------
Finance-Consumer Loans -- 2.0%
Household International                                    26,700          1,469
                                                                          ------
                                                                           1,469
--------------------------------------------------------------------------------
Finance-Investment Banker/Broker -- 1.1%
Goldman Sachs                                               7,800            834
                                                                          ------
                                                                             834
--------------------------------------------------------------------------------
Finance-Mortgage Loan/Banker -- 4.6%
Fannie Mae                                                 16,300         $1,414
Freddie Mac                                                28,000          1,929
                                                                          ------
                                                                           3,343
--------------------------------------------------------------------------------
Multi-Line Insurance -- 1.8%

American International Group                               12,900          1,271
                                                                          ------
                                                                           1,271
--------------------------------------------------------------------------------
Super-Regional Banks-U.S.-- 3.1%
Fifth Third Bank                                           15,100            902
Wells Fargo                                                24,400          1,359
                                                                          ------
                                                                           2,261
                                                                          ------
Total Financial (Cost $10,851)                                            12,012
                                                                          ------
--------------------------------------------------------------------------------
Health Care -- 21.2%
Medical Information Systems -- 1.5%
IMS Health                                                 43,400          1,172
                                                                          ------
                                                                           1,172
--------------------------------------------------------------------------------
Medical Instruments -- 2.8%
Medtronic                                                  21,000          1,268
St. Jude Medical*                                          12,000            737
                                                                          ------
                                                                           2,005
--------------------------------------------------------------------------------
Medical-Biomedical/Genetic -- 1.4%
Immunex*                                                   25,800          1,048
                                                                          ------
                                                                           1,048
--------------------------------------------------------------------------------
Medical-Drugs -- 12.4%

Abbott Laboratories                                        18,800            911
Biovail*                                                   16,600            645
Forest Labs*                                               11,600          1,541
King Pharmaceuticals*                                      25,200          1,303
Lilly (Eli)                                                 9,600            893
Pfizer                                                     39,700          1,826
Pharmacia                                                  18,300          1,116
Serono SA ADR*                                             31,200            747
                                                                          ------
                                                                           8,982
--------------------------------------------------------------------------------
Medical-Wholesale Drug Distributors -- 2.0%
Cardinal Health                                            14,500          1,445
                                                                          ------
                                                                           1,445
--------------------------------------------------------------------------------
Therapeutics -- 1.1%
Gilead Sciences*                                            9,400            780
                                                                          ------
                                                                             780
                                                                          ------
Total Health Care (Cost $14,776)                                          15,432
                                                                          ------
--------------------------------------------------------------------------------
Industrial -- 13.7%
Diversified Manufacturing Operations -- 4.5%
General Electric                                           26,500          1,270
Tyco International Limited                                 35,700          1,981
                                                                          ------
                                                                           3,251
--------------------------------------------------------------------------------

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[GRAPHIC] PBHG Insurance Series Fund, Inc.
          ----------------------------------------------------------------------
          PBHG Large Cap Growth Portfolio


Electronic Components-Miscellaneous -- 5.7%

C-Mac Industries*                                          24,200         $1,074
Celestica*                                                 11,900            646
Flextronics International*                                 46,140          1,315
Sanmina*                                                   14,100          1,080
                                                                          ------
                                                                           4,115
--------------------------------------------------------------------------------
Electronic Measuring Instruments -- 1.5%
Tektronix                                                  33,000          1,112
                                                                          ------
                                                                           1,112
--------------------------------------------------------------------------------
Instruments-Scientific -- 2.0%
Applera -- Applied Biosystems                              15,400          1,449
                                                                          ------
                                                                           1,449
                                                                          ------
Total Industrial (Cost $9,480)                                             9,927
                                                                          ------
--------------------------------------------------------------------------------
Services -- 9.8%
Advertising Agencies -- 1.2%
Omnicom Group                                              11,100            920
                                                                          ------
                                                                             920
--------------------------------------------------------------------------------
Computer Services -- 3.3%
Dst Systems*                                               18,600          1,246
Electronic Data Systems                                    19,900          1,149
                                                                          ------
                                                                           2,395
--------------------------------------------------------------------------------
Commercial Services-Finance -- 2.0%
Concord EFS*                                               32,900          1,446
                                                                          ------
                                                                           1,446
--------------------------------------------------------------------------------
Telephone-Integrated -- 3.3%
Allegiance Telecommunication*                              23,600            525
McLeodUSA*                                                 75,900          1,072
Qwest Communications*                                      19,000            779
                                                                          ------
                                                                           2,376
                                                                          ------
Total Services (Cost $6,735)                                               7,137
                                                                          ------
--------------------------------------------------------------------------------
Technology -- 18.1%
Applications Software -- 2.4%
Rational Software*                                         18,300            712
Siebel Systems*                                            15,700          1,062
                                                                          ------
                                                                           1,774
--------------------------------------------------------------------------------
Computers-Memory Devices -- 2.8%
EMC*                                                       18,200          1,210
Veritas Software*                                           9,550            836
                                                                          ------
                                                                           2,046
--------------------------------------------------------------------------------
Data Processing/Management -- 1.5%

Auto Data Process                                          16,900          1,070
                                                                          ------
                                                                           1,070
--------------------------------------------------------------------------------
Electronic Components-Semiconductors -- 0.3%
Broadcom*                                                   2,600         $  218
                                                                          ------
                                                                             218
--------------------------------------------------------------------------------
Electronic Forms -- 0.4%
Adobe Systems                                               5,100            297
                                                                          ------
                                                                             297
--------------------------------------------------------------------------------
Networking Products -- 3.5%
Cisco Systems*                                             23,700            907
Juniper Networks*                                          13,100          1,651
                                                                          ------
                                                                           2,558
--------------------------------------------------------------------------------
Semiconductor Components-Integrated Circuits -- 0.5%
Integrated Circuit System*                                 20,600            341
                                                                          ------
                                                                             341
--------------------------------------------------------------------------------
Telecommunications Equipment -- 2.1%
Comverse Technology*                                        3,900            424
Nokia ADR, Cl A                                            26,000          1,131
                                                                          ------
                                                                           1,555
--------------------------------------------------------------------------------
Telecommunications Equipment-Fiber Optics -- 3.0%
Corning                                                    28,900          1,526
SDL*                                                        4,200            623
                                                                          ------
                                                                           2,149
--------------------------------------------------------------------------------
Telecommunicatons Services -- 0.6%
Amdocs Limited*                                             6,300            417
                                                                          ------
                                                                             417
--------------------------------------------------------------------------------
Wireless Equipment -- 1.0%
Nextel Partners, Cl A*                                     14,600            245
Palm*                                                      16,300            462
                                                                          ------
                                                                             707
                                                                          ------
Total Technology (Cost $13,385)                                           13,132
                                                                          ------
--------------------------------------------------------------------------------
Utilities -- 5.8%
Electric-Generation -- 2.1%
AES*                                                       27,000          1,495
                                                                          ------
                                                                           1,495
--------------------------------------------------------------------------------
Independent Power Producer -- 3.7%

Calpine*                                                   35,800          1,614
Southern Energy*                                           38,400          1,087
                                                                          ------
                                                                           2,701
                                                                          ------
Total Utilities (Cost $3,114)                                              4,196
                                                                          ------
Total Common Stock (Cost $65,067)                                         68,694
                                                                          ------
--------------------------------------------------------------------------------

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[GRAPHIC] PBHG Insurance Series Fund, Inc.
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          PBHG Large Cap Growth Portfolio


Repurchase Agreement -- 12.1%
Morgan Stanley
   6.33%, dated 12/29/00, matures 01/02/01,
   repurchase price $8,823,539 (collateralized
   by U.S. Government Obligations: total
   market value $9,180,085) (A)                          $  8,817       $  8,817
                                                                        --------
Total Repurchase Agreement (Cost $8,817)                                   8,817
                                                                        --------
Total Investments -- 106.7% (Cost $73,884)                                77,511
                                                                        --------
--------------------------------------------------------------------------------
Other Assets and Liabilities -- (6.7%)
Payable for investment securities purchased                              (5,033)
Other assets and liabilities, net                                            167
                                                                        --------
Total Other Assets and Liabilities, Net                                  (4,866)
                                                                        --------
--------------------------------------------------------------------------------
Net Assets:
Paid-in-capital (authorized 500 million shares --
   $0.001 par value) based on
   2,960,202 outstanding shares of
   common stock                                                           71,592
Accumulated net realized loss on investments                             (2,574)

NET UNREALIZED APPRECIATION ON INVESTMENTS                                 3,627
                                                                        --------
Total Net Assets -- 100.0%                                             $  72,645
                                                                        ========
Net Asset Value, offering and Redemption
   Price Per Share                                                        $24.54
                                                                        ========

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.



                                       5
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[GRAPHIC] PBHG Insurance Series Fund, Inc.
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          PBHG Large Cap Growth Portfolio


STATEMENT OF OPERATIONS (000)
For the year ended December 31, 2000

Investment Income:
      Dividends .................................................       $    93
      Interest ..................................................           476
      Less: Foreign Taxes Withheld ..............................            (1)
                                                                        -------
         Total Investment Income ................................           568
                                                                        -------
Expenses:
      Investment Advisory Fees ..................................           420
      Administrative Fees .......................................            84
      Custodian Fees ............................................             7
      Professional Fees .........................................             1
      Transfer Agent Fees .......................................            25
      Printing Fees .............................................             6
      Directors' Fees ...........................................             2
      Amortization of Deferred Organizational Costs .............             2
      Insurance and Other Fees ..................................             2
                                                                        -------
           Total Expenses .......................................           549
                                                                        -------
      Recapture of Advisory Fees Waived .........................            46
                                                                        -------
           Net Expenses .........................................           595
                                                                        -------
Net Investment Loss .............................................           (27)
                                                                        -------

Net Realized Loss From Security Transactions ....................        (2,521)
Net Change in Unrealized Depreciation
    on Investments ..............................................        (7,153)
                                                                        -------
Net Realized and Unrealized Loss on Investments .................        (9,674)
                                                                        -------
Decrease in Net Assets Resulting from Operations ................       $(9,701)
                                                                        -------

The accompanying notes are an integral part of the financial statements.


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[GRAPHIC] PBHG Insurance Series Fund, Inc.
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          PBHG Large Cap Growth Portfolio


STATEMENT OF CHANGES IN NET ASSETS (000)
For the year ended December 31, 2000 and the year ended December 31, 1999

                                                                                                      01/01/00           01/01/99
                                                                                                         to                 to
                                                                                                      12/31/00           12/31/99
                                                                                                     --------           ---------
Investment Activities:
   Net Investment Loss ...................................................................           $    (27)          $    (63)
   Net Realized Gain (Loss) from Security Transactions ...................................             (2,521)             2,199
   Net Change in Unrealized Appreciation (Depreciation) on Investments ...................             (7,153)             7,768
                                                                                                     --------           --------
   Net Increase (Decrease) in Net Assets Resulting from Operations .......................             (9,701)             9,904
                                                                                                     --------           --------
Distributions to Shareholders From:
   Net Investment Income .................................................................                 --                 --
   Net Realized Gains from Security Transactions .........................................             (1,787)                --
                                                                                                     --------           --------
   Total Distributions ...................................................................             (1,787)                --
                                                                                                     --------           --------
Capital Share Transactions:
   Shares Issued .........................................................................             67,243              8,804
   Shares Issued upon Reinvestment of Distributions ......................................              1,787                 --
   Shares Redeemed .......................................................................            (12,192)            (4,011)
                                                                                                     --------           --------
   Increase in Net Assets Derived from Capital Share Transactions ........................             56,838              4,793
                                                                                                     --------           --------
   Total Increase in Net Assets ..........................................................             45,350             14,697
                                                                                                     --------           --------
Net Assets:
   Beginning of Period ...................................................................             27,295             12,598
                                                                                                     --------           --------
   End of Period .........................................................................           $ 72,645           $ 27,295
                                                                                                     ========           ========
Shares Issued and Redeemed:

   Shares Issued .........................................................................              2,298                502
   Shares Issued upon Reinvestment of Distributions ......................................                 58                 --
   Shares Redeemed .......................................................................               (466)              (248)
                                                                                                     --------           --------
   Net Increase in Shares Outstanding ....................................................              1,890                254
                                                                                                     ========           ========


Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

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[GRAPHIC] PBHG Insurance Series Fund, Inc.
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          PBHG Large Cap Growth Portfolio


FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Fiscal Year or Period


                  Net                        Realized and                                           Net
                 Asset            Net         Unrealized      Distributions   Distributions        Asset
                 Value        Investment       Gains or         from Net          from             Value
              Beginning         Income          Losses         Investment        Capital            End             Total
              of Period         (Loss)       on Securities        Income          Gains          of Period          Return
              ---------         ------       -------------        ------          -----          ---------          ------
2000(2)       $   25.51       $  (0.01)       $   (0.21)             --         $  (0.75)       $   24.54          (1.48)%
1999              15.44          (0.05)           10.12              --               --            25.51          65.22%
1998              11.82          (0.02)            3.64              --               --            15.44          30.63%
1997(1)           10.00             --             1.82              --               --            11.82          18.20%+

                                                                                   Ratio
                                                                                  of Net
                                                  Ratio                          Investment
                                                  of Net           Ratio           Income
                   Net                          Investment      of Expenses        (Loss)
                 Assets           Ratio           Income        to Average       to Average
                  End          of Expenses        (Loss)        Net Assets       Net Assets       Portfolio
               of Period       to Average       to Average      (Excluding       (Excluding        Turnover
                 (000)         Net Assets        Net Assets       Waivers)        Waivers)           Rate
                 -----         ----------        ----------       --------        --------           ----
2000(2)         $72,645           1.06%           (0.05)%           1.06%          (0.05)%         147.68%
1999             27,295           1.10%           (0.41)%           1.17%          (0.48)%         157.04%
1998             12,598           1.10%           (0.19)%           1.53%          (0.62)%          41.51%
1997(1)           4,916           1.10%*           0.00%*           5.21%*         (4.11)%*         37.42%+




*   Annualized.
+   Total return and portfolio turnover have not been annualized.
(1) The PBHG Large Cap Growth Portfolio commenced operations on April 30, 1997.
(2) Per share calculations were performed using average shares for the period.

 Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.

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[GRAPHIC] PBHG Insurance Series Fund, Inc.
          ----------------------------------------------------------------------
          PBHG Large Cap Growth Portfolio


NOTES TO FINANCIAL STATEMENTS
As of December 31, 2000

1.Organization

The PBHG Large Cap Growth Portfolio (the "Portfolio") is a series of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and six others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio", formerly the Large Cap Value Portfolio), the PBHG Select 20 Portfolio (the "Select 20 Portfolio") and the PBHG Mid-Cap Value Portfolio (the "Mid-Cap Value Portfolio") (collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Technology & Communications Portfolio, the Small Cap Value Portfolio, the Select Value Portfolio, the Select 20 Portfolio, or the Mid-Cap Value Portfolio whose financial statements are presented separately. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by life insurance companies. At December 31, 2000, 85% and 14%, respectively of the outstanding shares of the Portfolio were held by the separate accounts of two participating Insurance Companies.

2.    Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation -- Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the most recent bid price. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

Dividends -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2000, primarily attributable to certain net operating losses which, for tax purposes have been reclassified to paid-in-capital or have been used to offset net short-term capital gains as follows:

                                                 Accumulated       Undistributed
                                                 Net Realized     Net Investment
                             Paid-in-Capital        Gain               Income
                             ---------------   --------------      -------------
Large Cap Growth

     Portfolio                 $(26,407)              $199            $26,208

These reclassifications have no effect on net assets or net asset value per share.

Federal Income Taxes -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

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[GRAPHIC] PBHG Insurance Series Fund, Inc.
          ----------------------------------------------------------------------
          PBHG Large Cap Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
(Continued)

Net Asset Value Per Share -- The net asset value per share is calculated each business day by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Fund have been equally allocated to each Portfolio, except the Mid-Cap Value Portfolio, and are being amortized on a straight line basis over a period of sixty months from commencement of operations. In the event that any of the initial shares of each Portfolio are redeemed by any holder thereof during the period that each Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Fees, Administrative Fees and Other Transactions with Affiliates

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.75% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.10%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.10%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's net assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.10%, and (iii) the payment of such reimbursement is approved by the Board of Directors on a quarterly basis. During the year ended December 31, 2000, the Board of Directors has approved the reimbursement of previously waived fees by the Adviser for the prior fiscal year in the amount of $45,732.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Company are parties to a distribution agreement (the "Distribution Agreement") dated April 1, 1997, pursuant to which the Distributor serves as principal underwriter for the Company. The Distributor receives no compensation for serving in such capacity.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Investments Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee equal to the greater of $35,000 per Portfolio and $5,000 per additional class of shares or at the annual rate of 0.040% with respect to the first $2.5 billion of the average daily net assets of
(i) the Fund, and (ii) The PBHG Funds, Inc., another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.025% of the next $7.5 billion of the average daily net assets of each Portfolio in the PBHG Fund Family, and 0.020% of the average daily net assets of each Portfolio in the PBHG Fund Family in excess of $10 billion. Effective January 1, 2001, an

[GRAPHIC] PBHG Insurance Series Fund, Inc.
          ----------------------------------------------------------------------
          PBHG Large Cap Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
(Continued)

amended and restated administration agreement between the Administrator and the Sub-Administrator will pay the Sub-Administrator the following fee structure for continuing to act in this capacity. The fee will be the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

The Fund has entered into an agreement with SEI Investments to act as an agent in placing repurchase agreements for the Fund. For its services SEI Investments received $3,891 for the year ended December 31, 2000.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. First Union National Bank, serves as the custodian for the Fund.

Effective January 2, 1998, the Fund entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with UAM Shareholder Service Center, Inc. ("UAMSSC") to assist in the provision of these services. UAMSSC receives no fees directly from the Portfolio. For the year ended December 31, 2000, PBHG Fund Services was paid $6,300 by the Portfolio for shareholder services. Effective September 30, 2000, the shareholder servicing agreement with PBHG Fund Services and UAMSSC was terminated. Effective October 1, 2000, the Fund entered a materially similar shareholder servicing agreement with DST Systems, Inc.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4.    Investment Transactions

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Portfolio for the year ended December 31, 2000, amounted to $125,649,175 and $72,508,932, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for federal income tax purposes at December 31, 2000, amounted to $9,146,868 and $5,520,369, respectively. The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at December 31, 2000 was not materially different from amounts reported for financial reporting purposes.

The Large Cap Growth Portfolio had a capital loss carryforward of $2,379,571 expiring in 2008 at December 31, 2000 that can be used to offset future capital gains.

5.    Line of Credit

The Portfolio may borrow, an amount up to its prospectus defined limitations, from a $500,000,000 committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowing at December 31, 2000, or at any time during the year ended December 31, 2000.

6.    Other

On September 26, 2000, Old Mutual plc acquired United Asset Management Corporation through a tender offer and merger. As a result, Old Mutual became the ultimate parent company of Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. This change in control constituted an assignment of the Advisory Agreements and Investment Sub-Advisory Agreements and resulted in their termination for the purposes of the Investment Company Act of 1940 ("1940 Act"). Investment advisory and sub-advisory services are currently being provided pursuant to Interim Advisory and Interim Sub-Advisory Agreements adopted in accordance with Rule 15a-4 under the 1940 Act. Fees payable pursuant to these interim agreements, which are the same fees as under the contract terminated, are being escrowed in accordance with that rule. In accordance with the 1940 Act, the Fund's Board of Directors were asked to approve new investment advisory and sub-advisory agreements with Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. and to approve submitting these agreements to shareholders for their approval. The new agreements will be identical to the current agreements in all material respects except for their effective and termination dates and the elimination of a state expense limitation provision. The new agreements will have no effect on the contractual advisory fee rates payable by the Portfolio. No changes are currently planned which would affect services being provided to the Portfolio.

On January 25, 2001, the shareholders approved the new agreement between the Portfolio and Pilgrim Baxter & Associates, Ltd.

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[GRAPHIC] PBHG Insurance Series Fund, Inc.
          ----------------------------------------------------------------------
          PBHG Large Cap Growth Portfolio

To the Board of Directors and Shareholders of the PBHG Insurance Series Fund, Inc.:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PBHG Large Cap Growth Portfolio (one of the portfolios constituting the PBHG Insurance Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 2, 2001

[GRAPHIC] PBHG Insurance Series Fund, Inc.
          ----------------------------------------------------------------------
          PBHG Large Cap Growth Portfolio

NOTICE TO SHAREHOLDERS  (unaudited)


For shareholders that do not have a December 31, 2000 taxable year end, this notice is for informational purposes only.

For shareholders with a December 31, 2000 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended December 31, 2000, the Portfolios are designating net capital gains and qualifying dividends with regard to distributions paid during the year as follows:

                                     (A)                (B)             (C)           (D)
                                     Net             Ordinary
                                Capital Gains         Income           Total
                                Distributions      Distributions   Distributions  Qualifying
                                 (Tax Basis)        (Tax Basis)     (Tax Basis)   Dividends(1)
                                 ------------       ------------    ----------    ------------
Large Cap Growth Portfolio           79%                21%            100%           7%



(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* Items (A) and (B) are based on a percentage of each Portolio's distributions. ** Item (D) is based on a percentage of ordinary income distributions of each Portfolio.

None of the Portfolios qualify in California, Connecticut, or New York to pass through exempt interest dividends from U.S. government obligations.

--------------------------------------------------------------------------------

SHAREHOLDER MEETINGS  (unaudited)

A special meeting of the shareholders of the PBHG Large Cap Growth Portfolio, a series of the PBHG Insurance Series Fund, Inc. was held on January 25, 2001 to vote on the following matters:


                                                                                                     Large Cap Growth Portfolio
                    Proposal                                                                      % For    %  Against   % Abstain
------------------------------------------------------------                                      -------------------------------
1.   Approve Investment Advisory Agreement between PBHG Insurance Series & Pilgrim
        Baxter & Associates, Ltd                                                                  93.16%      1.60%         5.24%
3a.  Change to Fundamental Restriction on Issuer Diversification                                  91.76%      2.55%         5.69%
3b.  Change to Fundamental Restriction on Borrowing Money and Issuing Senior Securities           90.30%      4.01%         5.69%
3c.  Change to Fundamental Restriction on Underwriting Securities                                 91.55%      2.70%         5.75%
3d.  Change to Fundamental Restiction on Industry Concentration                                   91.43%      2.61%         5.96%
3e.  Change to Fundamental Restriction on Purchasing or Selling Real Estate                       90.75%      3.36%         5.89%
3f.  Change to Fundamental Restriction on Purchasing or Selling Commodities                       90.34%      3.91%         5.75%
3g.  Change to Fundamental Restriction on Making Loans                                            90.08%      4.17%         5.75%
3h.  Change to Fundamental Restriction on Investing all Assets in an Open End Fund                90.82%      3.48%         5.70%
3i.  Change to Fundamental Restriction on Investing in Oil, Gas or Other Mineral
        Exploration or Development Programs                                                       90.08%      4.18%         5.74%
3j.  Change to Fundamental Restriction on Investing in Companies for the Purpose of Control       90.58%      3.56%         5.86%
3k.  Change to Fundamental Restriction on Making Short Sales or Margin Purchases                  89.36%      3.82%         6.82%
3l.  Change to Fundamental Restriction on Pledging Assets                                         89.61%      4.64%         5.75%

                                                                                                             All Portfolios
                                                                                                  % For    %  Against   % Abstain
                                                                                                  -------------------------------
4. To approve the Agreement and Plan of Reorganization as a Delaware Business
        Trust and subsequent dissolution of the Maryland Corporation.                             91.10%      2.78%         6.12%


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

                                     [GRAPHIC]

                        PBHG Insurance Series Fund, Inc.


                               Investment Adviser

                        Pilgrim Baxter & Associates, Ltd.

                                   Distributor

                        SEI Investments Distribution, Co.

                                    Oaks, PA